GOVERNMENT CONTRIBUTION PLAN	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
GOVERNMENT CONTRIBUTION PLAN
GOVERNMENT CONTRIBUTION PLAN
NOTE 10 - GOVERNMENT CONTRIBUTION PLAN

The Company participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

The outstanding amount was $54,403 and $22,098 as of April 30, 2015 and July 31, 2014, respectively.

NOTE 9 -GOVERNMENT CONTRIBUTION PLAN

The Company participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese labor regulations require the Company to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Company has no further commitments beyond its monthly contribution.

The outstanding amount was $22,098 and $0 for the year ended July 31, 2014 and 2013, respectively.